Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss for the period	$ (2,227,122)	$ (1,838,427)
Currency translation differences	719,817	(775,698)
Total comprehensive loss for the period	(1,507,305)	(2,614,125)
Attributable to:
Equity holders of the Company	(1,512,947)	(2,631,861)
Non-controlling interests	5,642	17,736
Comprehensive income (loss)	$ (1,507,305)	$ (2,614,125)